FAIR VALUE OF ASSETS AND LIABILITIES (Details 3) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of assets and liabilities [Line Items]
Loans and advances to customers and financial institutions, net	$ 163,583,285	$ 152,244,991
Total	220,113,618	203,908,211
Deposits by customers	(142,128,471)	(131,959,215)
Interbank deposits	(1,374,222)	(1,084,591)
Repurchase agreements and other similar secured borrowing	(2,315,555)	(3,236,128)
Borrowings from other financial institutions	(16,337,964)	(13,822,152)
Preferred shares	(583,997)	(582,985)
Debt securities in issue	(20,287,233)	(19,648,714)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost	3,461,616	4,131,688
Loans and advances to customers and financial institutions, net	167,551,429	149,162,071
Total	171,013,045	153,293,759
Deposits by customers	(142,860,996)	(132,779,730)
Interbank deposits	(1,374,222)	(1,084,591)
Repurchase agreements and other similar secured borrowing	(2,315,555)	(3,236,128)
Borrowings from other financial institutions	(16,337,964)	(13,822,152)
Preferred shares	(602,597)	(662,999)
Debt securities in issue	(20,759,456)	(20,756,154)
Total	(184,250,790)	(172,341,754)
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Securities issued by the Colombian Government [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost	50,271	12,967
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Securities issued by government entities [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost	1,853,473	1,895,774
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Securities issued by other financial institutions [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost	143,660	228,484
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Securities issued by foreign governments [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost	272,565	1,050,855
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Corporate bonds [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost	1,141,647	943,608
Level 1 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost	553,367	1,191,471
Loans and advances to customers and financial institutions, net	0	0
Total	553,367	1,191,471
Deposits by customers	0	0
Interbank deposits	0	0
Repurchase agreements and other similar secured borrowing	0	0
Borrowings from other financial institutions	0	0
Preferred shares	0	0
Debt securities in issue	(9,503,793)	(8,999,118)
Total	(9,503,793)	(8,999,118)
Level 1 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Securities issued by the Colombian Government [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost	36,847	0
Level 1 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Securities issued by government entities [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost	17,744	17,204
Level 1 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Securities issued by other financial institutions [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost	107,959	194,606
Level 1 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Securities issued by foreign governments [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost	130,913	748,060
Level 1 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Corporate bonds [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost	259,904	231,601
Level 2 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost	618,242	915,722
Loans and advances to customers and financial institutions, net	0	0
Total	618,242	915,722
Deposits by customers	(30,490,414)	(30,440,868)
Interbank deposits	0	0
Repurchase agreements and other similar secured borrowing	0	0
Borrowings from other financial institutions	0	0
Preferred shares	0	0
Debt securities in issue	(8,486,088)	(9,534,766)
Total	(38,976,502)	(39,975,634)
Level 2 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Securities issued by the Colombian Government [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost	13,424	12,967
Level 2 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Securities issued by government entities [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost	386,396	528,395
Level 2 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Securities issued by other financial institutions [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost	23,375	21,871
Level 2 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Securities issued by foreign governments [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost	141,652	302,795
Level 2 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Corporate bonds [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost	53,395	49,694
Level 3 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost	2,290,007	2,024,495
Loans and advances to customers and financial institutions, net	167,551,429	149,162,071
Total	169,841,436	151,186,566
Deposits by customers	(112,370,582)	(102,338,862)
Interbank deposits	(1,374,222)	(1,084,591)
Repurchase agreements and other similar secured borrowing	(2,315,555)	(3,236,128)
Borrowings from other financial institutions	(16,337,964)	(13,822,152)
Preferred shares	(602,597)	(662,999)
Debt securities in issue	(2,769,575)	(2,222,270)
Total	(135,770,495)	(123,367,002)
Level 3 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Securities issued by the Colombian Government [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost	0	0
Level 3 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Securities issued by government entities [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost	1,449,333	1,350,175
Level 3 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Securities issued by other financial institutions [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost	12,326	12,007
Level 3 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Securities issued by foreign governments [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost	0	0
Level 3 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Corporate bonds [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Financial assets at amortised cost	$ 828,348	$ 662,313